Significant Transactions (Details) - USD ($)				6 Months Ended
	Dec. 24, 2024	Mar. 27, 2024	Jun. 27, 2023	Jun. 30, 2024	Aug. 16, 2024	Dec. 31, 2023	Jul. 18, 2023	Jun. 30, 2023	Mar. 27, 2023	Oct. 14, 2022	Jul. 01, 2022
Significant Transactions [Line Items]
Convertible loan amount	$ 40,000,000
Gross proceeds				$ 50,000,000
Transaction amount				$ 16,500,000
Percentage of redemption shares				94.47%
Residual shares in trust (in Shares)			1,527,554
Shares issued (in Shares)				78,275,357		78,269,952
Shares outstanding (in Shares)				41,188,202	14,391,141
Shares received (in Shares)				5,133,600
Percentage of owned shares more than holding				1.50%
Total consideration amount							$ 14.5		$ 7.5
Deposit paid							$ 1
Shares held in Lifezone (in Shares)									500,000
Estimated amount				$ 3
Contributed amount				$ 1.5
Non-brokered private placement		$ 50,000,000
Bottom of range [member]
Significant Transactions [Line Items]
Interest held				4.84%						8.90%
Price per share (in Dollars per share)			$ 14
Top of range [member]
Significant Transactions [Line Items]
Interest held				5.02%						17.00%
Price per share (in Dollars per share)				$ 16
BHP [Member]
Significant Transactions [Line Items]
Interest held											8.90%
Lifezone Limited [Member]
Significant Transactions [Line Items]
Interest held				100.00%
Non-cash expense				$ 76,900,000
Price per share (in Dollars per share)				$ 10
PIPE Transaction [Member]
Significant Transactions [Line Items]
Gross proceeds				$ 70,200,000
Gross proceeds of equity issuance costs				86,600,000
GoGreen [Member]
Significant Transactions [Line Items]
Gross proceeds				$ 70,200,000
Lifezone Holdings Limited [Member]
Significant Transactions [Line Items]
Shares issued (in Shares)			77,693,602
Shares outstanding (in Shares)			77,693,602
Sponsor [Member]
Significant Transactions [Line Items]
Shares issued (in Shares)				1,725,000
Shares received (in Shares)				1,335,000
Warrants [Member]
Significant Transactions [Line Items]
Shares received (in Shares)				667,500